Condensed Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Common Stock Class A Previously Reported	Common Stock Class A	Common Stock Class C Previously Reported	Common Stock Class C	Common Stock Class B Previously Reported	Common Stock Class B	Common Stock	Preferred Stock Series A Convertible Previously Reported	Preferred Stock Series A Convertible	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital	Accumulated (Deficit) Previously Reported	Accumulated (Deficit)	Previously Reported	Total
Balance at Dec. 31, 2021											$ 151,737		$ (147,935)		$ 3,802
Balance (in Shares) at Dec. 31, 2021		45,698		34		171,503
Class A common stock issued for cash											15,302				15,302
Class A common stock issued for cash (in Shares)		16,504
Class B common stock issued
Class B common stock issued (in Shares)						36,000
Stock-based compensation											42,452				42,452
Stock-based compensation (in Shares)		1,133
Shares issued for services and rent guarantees											89				89
Shares issued for services and rent guarantees (in Shares)		1,010		34
Exchange of Class C to Class A common stock											572				572
Exchange of Class C to Class A common stock (in Shares)		500		(68)
Exercise of stock options											260				260
Exercise of stock options (in Shares)		248
Net loss													(71,525)		(71,525)
Balance at Dec. 31, 2022										$ 210,412	210,412	$ (219,460)	(219,460)	$ (9,048)	(9,048)
Balance (in Shares) at Dec. 31, 2022	65,093	65,092			207,503	207,503
Class A common stock issued for cash											6,168				6,168
Class A common stock issued for cash (in Shares)		157,092
Shares issued for services											106				106
Shares issued for services (in Shares)		973
Exercise of warrants											3,420				3,420
Exercise of warrants (in Shares)		42,814
Conversion of long term debt to equity											16,346				16,346
Conversion of long term debt to equity (in Shares)		98,235
Class B common stock issued											1				1
Class B common stock issued (in Shares)						27,000
Stock-based compensation											15,541				15,541
Stock-based compensation (in Shares)		26,089
Exercise of stock options											547				547
Exercise of stock options (in Shares)		520
Net loss													(37,341)		(37,341)
Balance at Sep. 30, 2023											252,541		(256,801)		(4,260)
Balance (in Shares) at Sep. 30, 2023		390,815				234,503
Balance at Dec. 31, 2022										$ 210,412	210,412	$ (219,460)	(219,460)	$ (9,048)	(9,048)
Balance (in Shares) at Dec. 31, 2022	65,093	65,092			207,503	207,503
Class A common stock issued for cash											8,784				8,784
Class A common stock issued for cash (in Shares)		730,425
Class A common stock issued for cash under ATM											3,277				3,277
Class A common stock issued for cash under ATM (in Shares)		981,283
Shares adjustment after reverse stock split
Shares adjustment after reverse stock split (in Shares)		10,002
Issuance of Series A Convertible Preferred Stock											3,000				3,000
Issuance of Series A Convertible Preferred Stock (in Shares)									1,000
Common stock issued under stock compensation plans
Common stock issued under stock compensation plans (in Shares)		136,494
Shares issued for services											106				106
Shares issued for services (in Shares)		973
Forfeitures of restricted stock and restricted stock surrendered in lieu of withholding taxes											(32)				$ (32)
Forfeitures of restricted stock and restricted stock surrendered in lieu of withholding taxes (in Shares)		(1,081)													500,000
Exercise of warrants											3,519				$ 3,519
Exercise of warrants (in Shares)		53,513
Warrant modification from liability to equity											222				222
Conversion of long term debt to equity											17,623				17,623
Conversion of long term debt to equity (in Shares)		359,399
Stock-based commitment fee
Stock-based commitment fee (in Shares)		226,667
Class B common stock issued
Class B common stock issued (in Shares)						36,000
Stock-based compensation											18,844				18,844
Exercise of stock options											547				547
Exercise of stock options (in Shares)		520
Net loss													(40,178)		(40,178)
Balance at Dec. 31, 2023											266,302		(259,638)		6,664
Balance (in Shares) at Dec. 31, 2023		2,563,288				243,503			1,000
Balance at Jun. 30, 2023											246,907		(246,364)		543
Balance (in Shares) at Jun. 30, 2023		254,499				225,503
Class A common stock issued for cash											1,248				1,248
Class A common stock issued for cash (in Shares)		101,778
Exercise of warrants											120				120
Exercise of warrants (in Shares)		6,700
Conversion of long term debt to equity											50				50
Conversion of long term debt to equity (in Shares)		1,749
Class B common stock issued
Class B common stock issued (in Shares)						9,000
Stock-based compensation											4,216				4,216
Stock-based compensation (in Shares)		26,089
Net loss													(10,437)		(10,437)
Balance at Sep. 30, 2023											252,541		(256,801)		(4,260)
Balance (in Shares) at Sep. 30, 2023		390,815				234,503
Balance at Dec. 31, 2023											266,302		(259,638)		6,664
Balance (in Shares) at Dec. 31, 2023		2,563,288				243,503			1,000
Class A common stock issued for cash under ATM		$ 1									10,711				10,712
Class A common stock issued for cash under ATM (in Shares)		8,153,574
Common stock issued under stock compensation plans
Common stock issued under stock compensation plans (in Shares)		218,490
Forfeitures of restricted stock and restricted stock surrendered in lieu of withholding taxes
Forfeitures of restricted stock and restricted stock surrendered in lieu of withholding taxes (in Shares)		(1,280)
Class B common stock issued
Class B common stock issued (in Shares)						27,000
Conversion of Series A Convertible Preferred Stock
Conversion of Series A Convertible Preferred Stock (in Shares)		1,000,000							(1,000)
Stock-based compensation											4,048				4,048
Net loss													(18,073)		(18,073)
Balance at Sep. 30, 2024		$ 1									281,061		(277,712)		3,350
Balance (in Shares) at Sep. 30, 2024		11,934,072				270,503
Balance at Jun. 30, 2024		$ 1									280,370		(272,719)		7,652
Balance (in Shares) at Jun. 30, 2024		11,930,986				261,503
Common stock issued under stock compensation plans
Common stock issued under stock compensation plans (in Shares)		4,366
Forfeitures of restricted stock and restricted stock surrendered in lieu of withholding taxes
Forfeitures of restricted stock and restricted stock surrendered in lieu of withholding taxes (in Shares)		(1,280)
Class B common stock issued
Class B common stock issued (in Shares)						9,000
Stock-based compensation											691				691
Net loss													(4,992)		(4,992)
Balance at Sep. 30, 2024		$ 1									$ 281,061		$ (277,712)		$ 3,350
Balance (in Shares) at Sep. 30, 2024		11,934,072				270,503